Stock-Based Compensation - Summary of Stock Options (Detail) - 2013 Stock Incentive Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding | shares	5,407,959
Stock Options, Granted | shares	2,438,105
Stock Options, Exercised | shares	(185,343)
Stock Options, Canceled | shares	(709,863)
Stock Options, Outstanding | shares	6,950,858
Stock options, Exercisable at December 31, 2015 | shares	2,768,853
Stock options, Expected to vest after December 31, 2015 | shares	4,126,179
Stock options, Exercisable as of December 31, 2015 and expected to vest thereafter | shares	6,895,032
Weighted - Average Exercise Price, Outstanding | $ / shares	$ 12.07
Weighted - Average Exercise Price, Granted | $ / shares	17.97
Weighted - Average Exercise Price, Exercised | $ / shares	12.00
Weighted - Average Exercise Price, Canceled | $ / shares	15.08
Weighted - Average Exercise Price, Outstanding | $ / shares	13.83
Weighted - Average Exercise Price, Exercisable at December 31, 2015 | $ / shares	12.10
Weighted - Average Exercise Price, Expected to vest after December 31, 2015 | $ / shares	14.95
Weighted - Average Exercise Price, Exercisable as of December 31, 2015 and expected to vest thereafter | $ / shares	$ 13.80
Weighted - Average Remaining Contractual Term, Outstanding	8 years 2 months 12 days
Weighted - Average Remaining Contractual Term, Exercisable at December 31, 2015	7 years 9 months 18 days
Weighted - Average Remaining Contractual Term, Expected to vest after December 31, 2015	8 years 4 months 24 days
Weighted - Average Remaining Contractual Term,Exercisable as of December 31, 2015 and expected to vest thereafter	8 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding | $	$ 0
Aggregate Intrinsic Value, Exercisable at December 31, 2015 | $	0
Aggregate Intrinsic Value, Expected to vest after December 31, 2015 | $	0
Aggregate Intrinsic Value, Exercisable as of December 31, 2015 and expected to vest thereafter | $	$ 0